COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.   COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments for the construction of warehouses and equipment of RMB117,289(US$18,405) at December 31 2021, which are scheduled to be paid within one year.

Contingencies

From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.